LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	$ 210,124	$ 241,087	$ 239,149
Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	293,593	304,447
Future finance charges	(83,469)	(63,360)
Finance lease liabilities	210,124	241,087
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	46,458	52,174
Within one year | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	59,433	57,002
Finance lease liabilities	210,124	241,087
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	117,195	140,330
Later than one year but not later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	146,282	159,888
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	46,471	48,583
Later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 87,878	$ 87,557